UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Opportunities Fund
(Formerly Aristotle/Saul Opportunity Fund)
Class I Shares (ARSOX)

ANNUAL REPORT
December 31, 2013

Aristotle/Saul Global Opportunities Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	4
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	19
Supplemental Information	20
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle/Saul Global Opportunities Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.aristotlefunds.com

February 3, 2014

Dear Fellow Shareholders:

Global markets posted strong gains in 2013 with the MSCI World Index up over 27%.  Investors reacted positively to the growing evidence of a sustainable global economic recovery.  U.S. manufacturing activity, as measured by the PMI (purchasing manager’s index), expanded at its fastest pace in many years.  Also, the European region’s leading indicators, which are compiled by the Organization for Economic Co-operation and Development (OECD), continued to rebound impressively during the final quarter of the year.  Lastly, “Abenomics1” is beginning to show results in Japan.  The yen has taken a dive, and the Consumer Price Index2 inflation rate has risen to 1.1% y/y versus its recent low of -0.9% in March.

The Aristotle/Saul Global Opportunities Fund (+18.72%) lagged the MSCI World Index by 7.96%, during the fiscal year period ended December 31, 2013.  Given the strength of global markets, any residual cash in an equity portfolio is a drag on performance, which was certainly the case in the Fund.  More than half of the relative underperformance was due to our cash position.  From an attribution standpoint, security selection primarily in the Information Technology sector accounted for the bulk of the remaining relative underperformance.

From a sector standpoint, Financials (mainly banks) performed well adding to relative performance.  Although each of our holdings was chosen for company specific catalysts, investors flocked to firms with large lending operations as signs of a global economic recovery became apparent.  Our average financial company holding was up over 30% in the year.

Company specific contributors were found in several sectors.  Within the Industrials sector, Toto Ltd. was the most significant contributor to relative performance.  Toto Ltd. is a global manufacturer of plumbing and plumbing supply products.  Financial results for the company have been strong as the housing market, both new construction and remodels, begins to recover.  Low interest rates and improvement in income and consumer confidence, as well as effective marketing strategies and new product launches, have boosted the company’s market share and profit margins.

In the Materials sector, long-term holding Dow Chemical continued to perform well.  As a global leader in basic and specialty chemicals, Dow Chemical has benefited from its advantaged access to a plentiful and inexpensive supply of natural gas.  Additionally, Dow Chemical’s committed focus toward specialty and performance plastics has led it away from lower margin commodity chemicals.  This product shift has and will likely bring greater stability and predictability to the company’s finances, in our opinion.

The Information Technology sector was the largest detractor to relative performance, particularly consumer electronics company Samsung Electronics.  Investor appetite for risk was strongest in this sector as there was an inverse relationship between quality and share gains.  Lower-quality companies, those that had suffered the most post-financial crisis, rebounded strongly.  Our Information Technology holdings, although they performed well on an absolute basis, detracted from relative performance.

11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025	20 Pacifica, Suite 1050, Irvine, CA 92618
Tel: 310-478-4005 • Fax: 310-478-8496	Tel: 949-681-2100 • Fax: 949-681-2199

Industrials holding Komatsu Ltd. was weak in the year.  Komatsu's sales of mining equipment were off as demand continued to be weak in Australia and Indonesia.  The declining demand is a result of continuous weak commodity prices, particularly for coal.  While the sales of construction machinery in Japan showed strong growth and sales in China have been recovering, these factors were not enough to offset the decline in sales of mining equipment.  We view the long-term demand fundamentals for mining commodities as favorable and Komatsu, as the second-largest manufacturer of mining equipment globally, may benefit when markets recover.

Long-term holding Apple Inc. was liquidated mid year.  Although a great long-term performer, Apple was down in the first half of the year.  Sales gains for the company’s flagship products started to ebb as competitors began to “catch up”.  In our opinion, Apple was “over earning” on a normalized basis from both a sales and profit margin standpoint and the position was liquidated, as a result.

In our effort to provide investors of the Fund with a recap of some of the events that may effect short-term stock price movements, Aristotle’s process does not focus on, nor do we spend much time analyzing or trying to forecast elements that are outside of the firm’s control (and outside of the control of the companies in which we invest).  So while we cannot control external factors such as economic growth, oil prices and mortgage rates, we can control the types of businesses in which we invest. Therefore, in 2014, our team will continue to focus on understanding what we believe to be exceptional businesses around the world and investing in those that are undervalued but contain a number of catalysts that should close the valuation gap within our investment time horizon.

Thank you for your investment in the Aristotle/Saul Global Opportunities Fund.

Sincerely,

Aristotle Capital Management

Disclosures:

1
Abenomics refers to the economic policies advocated by Shinzō Abe since the December 2012 general election, which elected Abe to his second term as Prime Minister of Japan. Abenomics is based upon "three arrows" of fiscal stimulus, monetary easing and structural reforms.

2
Consumer Price Index (CPI) measures changes in the price level of a market basket of consumer goods and services purchased by households. The CPI in the United States is defined by the Bureau of Labor Statistics as "a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.”

The views in this letter were as the date stated and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

Effective January 17, 2014, Aristotle/Saul Opportunity Fund has been renamed Aristotle/Saul Global Opportunities Fund. In addition, the Principal Investment Strategies has been supplemented with the following: Under normal market conditions, the Fund will invest in at least three different countries and invest at least 40% of its net assets in securities of issuers located outside the United States.

11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025	20 Pacifica, Suite 1050, Irvine, CA 92618
Tel: 310-478-4005 • Fax: 310-478-8496	Tel: 949-681-2100 • Fax: 949-681-2199

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, investing in foreign securities, emerging markets, short sales, derivatives, below investment grade bonds, convertible securities, and ETFs.

Foreign securities have additional risks including currency rate changes, political and economic instability, lack of comprehensive company information, less market liquidity, less efficient trading markets, and differing auditing controls and legal standards. Investments in emerging markets involve even greater risks.

The use of short sales and ETFs may cause the fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team's ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. The Fund's use of short sales and futures contracts leverages the Fund's portfolio. The Fund's use of leverage can make the Fund more volatile and magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

The Fund may invest in derivatives which can be highly volatile, illiquid, difficult to value, and changes in the value of a derivative may not correlate with the underlying securities or other securities held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives' original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

As of December 31, 2013, Toto Ltd. represented 1.89%, Dow Chemical Co. represented 2.03%, Samsung Electronics represented 2.58%, Komatsu Ltd. represented 1.08% and Apple Inc. represented 0.00% of the Aristotle/Saul Global Opportunities Fund’s total net assets. Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as recommendations by the Fund, its Advisor or Distributor.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance in 24 Developed Markets countries. The MSCI World Index includes the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. It is not possible to invest in this index. ACML-14-079

11100 Santa Monica Blvd., Suite 1700, Los Angeles, CA 90025	20 Pacifica, Suite 1050, Irvine, CA 92618
Tel: 310-478-4005 • Fax: 310-478-8496	Tel: 949-681-2100 • Fax: 949-681-2199

Aristotle/Saul Global Opportunities Fund
FUND PERFORMANCE at December 31, 2013 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I Shares, made at its inception, with a similar investment in the MSCI World Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.  This index does not reflect expenses, fees or sales charge, which could lower performance.  The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2013
	1 Year	Since Inception (3/30/12)
Aristotle/Saul Global Opportunities Fund – Class I	18.72%	11.49%
MSCI World Index	26.68%	16.88%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  The most recent month end performance may be obtained by calling (888) 661-6691.

Gross and Net Expense Ratios for the Class I Shares are 3.24% and 1.31% respectively, which are the amounts stated in the current prospectus as of the date of this report.  The Advisor has contractually agreed, however, to waive its fees and/or pay for expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short sales, brokerage commissions, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.25% of average daily net assets of Class I shares of the Fund.  This agreement is effective until April 30, 2014, and may be terminated only by the Board of Trustees.

The Advisor has also agreed to voluntarily waive a portion of its fees and/or to reimburse the Fund for expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) above 0.85% of the average daily net assets of Class I shares of the Fund through March 31, 2014.  The Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of the Fund shares.

Shares redeemed within 30 days of purchase will be charged 1.00% redemption fee.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013

Number of Shares		Value

	COMMON STOCKS – 85.1%
	COMMUNICATIONS – 2.0%
5,000	KDDI Corp.	$307,188

	CONSUMER DISCRETIONARY – 8.9%
6,000	Adidas A.G. - ADR	385,380
17,900	Compass Group PLC	286,922
2,900	Home Depot, Inc.	238,786
11,000	Lennar Corp. - Class A	435,160
		1,346,248

	CONSUMER STAPLES – 9.2%
12,100	Coty, Inc. - Class A	184,525
2,700	Diageo PLC - ADR	357,534
6,000	General Mills, Inc.	299,460
7,600	Unilever N.V.	305,748
4,300	Walgreen Co.	246,992
		1,394,259

	ENERGY – 4.9%
4,002	Repsol S.A.	100,862
7,162	Repsol S.A. - ADR	181,127
2,650	Schlumberger Ltd.	238,791
3,500	Total S.A. - ADR	214,445
		735,225

	FINANCIALS – 17.2%
34,698	Banco Santander S.A. - ADR	314,711
18,350	Bank of America Corp.	285,709
4,647	DBS Group Holdings Ltd. - ADR	252,193
800	DNB ASA - ADR	144,160
7,200	Erste Group Bank A.G.	250,896
4,950	JPMorgan Chase & Co.	289,476
29,500	Mitsubishi UFJ Financial Group, Inc. - ADR	197,060
18,800	ORIX Corp.	329,727
11,157	Standard Chartered PLC	251,259
3,000	Swiss Re A.G.	275,922
		2,591,113

	HEALTH CARE – 6.6%
5,500	AbbVie, Inc.	290,455
3,800	Baxter International, Inc.	264,290
9,150	Daiichi Sankyo Co., Ltd. - ADR	168,314
4,900	Medtronic, Inc.	281,211
		1,004,270

	INDUSTRIALS – 13.4%
3,200	General Dynamics Corp.	305,760

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
9,700	General Electric Co.	$271,891
8,000	Komatsu Ltd.	162,340
1,800	Nidec Corp.	176,052
5,500	Oshkosh Corp.	277,090
3,000	SPX Corp.	298,830
18,000	TOTO Ltd.	284,930
3,800	Verisk Analytics, Inc. - Class A*	249,736
		2,026,629

	MATERIALS – 5.8%
6,900	Dow Chemical Co.	306,360
205	Givaudan S.A.	292,759
40,000	Toray Industries, Inc.	276,517
		875,636

	TECHNOLOGY – 14.6%
7,900	eBay, Inc.*	433,631
9,700	EMC Corp.	243,955
8,900	Oracle Corp.	340,514
300	Samsung Electronics Co., Ltd.	390,013
16,450	Telefonaktiebolaget LM Ericsson - ADR	201,348
7,650	Texas Instruments, Inc.	335,911
61,000	Toshiba Corp.	256,025
		2,201,397

	UTILITIES – 2.5%
14,100	AES Corp.	204,591
11,400	Enersis S.A. - ADR	170,886
		375,477

	TOTAL COMMON STOCKS (Cost $10,618,528)	12,857,442

Principal Amount

	CORPORATE BONDS – 4.6%
$400,000	Abbey National Treasury Services PLC 4.000%, 4/27/2016	424,954
	Verizon Communications, Inc.
150,000	1.773%, 09/15/20161	154,637
100,000	4.500%, 09/15/2020	107,160
	TOTAL CORPORATE BONDS (Cost $645,142)	686,751

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013

Number of Shares		Value

	RIGHTS – 0.0%
4,002	Repsol S.A.	$1,985
	TOTAL RIGHTS (Cost $—)	1,985

	SHORT-TERM INVESTMENTS – 10.3%
1,556,529	Federated Prime Obligations Fund - Institutional Shares, 0.022%2	1,556,529
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,556,529)	1,556,529

	TOTAL INVESTMENTS – 100.0% (Cost $12,820,199)	15,102,707
	Other Assets in Excess of Liabilities – 0.0%	5,143

	TOTAL NET ASSETS – 100.0%	$15,107,850

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Variable, floating or step rate security.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
SUMMARY OF INVESTMENTS
As of December 31, 2013

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	17.2%
Technology	14.6%
Industrials	13.4%
Consumer Staples	9.2%
Consumer Discretionary	8.9%
Health Care	6.6%
Materials	5.8%
Energy	4.9%
Utilities	2.5%
Communications	2.0%
Total Common Stocks	85.1%
Short-Term Investments	10.3%
Corporate Bonds	4.6%
Rights	0.0%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013

Assets:
Investments, at value (cost $12,820,199)	$15,102,707
Receivables:
Dividends and interest	25,897
Due from Advisor	8,972
Prepaid expenses	3,501
Total assets	15,141,077

Liabilities:
Payables:
Auditing fees	13,981
Transfer agent fees and expenses	4,926
Fund accounting fees	4,492
Custody fees	3,537
Administration fees	2,287
Chief Compliance Officer fees	808
Trustees' fees and expenses	241
Accrued other expenses	2,955
Total liabilities	33,227

Net Assets	$15,107,850

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,912,051
Accumulated net investment loss	(116,369)
Accumulated net realized gain on investments, securities sold short
and foreign currency transactions	29,650
Net unrealized appreciation on:
Investments	2,282,508
Foreign currency translations	10
Net Assets	$15,107,850

Class I:
Shares of beneficial interest issued and outstanding	1,297,423
Net asset value per share	$11.64

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2013

Investment Income:
Dividends (net of foreign withholding taxes of $13,220)	$268,785
Interest	20,923
Total investment income	289,708

Expenses:
Advisory fees	126,154
Transfer agent fees and expenses	40,793
Administration fees	37,318
Fund accounting fees	35,992
Registration fees	26,594
Legal fees	22,772
Auditing fees	16,090
Custody fees	11,066
Offering costs	9,600
Chief Compliance Officer fees	8,975
Shareholder reporting fees	5,529
Trustees' fees and expenses	3,833
Miscellaneous	3,101
Dividends on securities sold short	2,112
Insurance expense	960
Interest expense	396

Total expenses	351,285
Advisory fees waived	(126,153)
Other expenses absorbed	(103,489)
Net expenses	121,643
Net investment income	168,065

Realized and Unrealized gain (loss) on Investments, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	199,117
Securities sold short	(23,525)
Foreign currency transactions	(1,073)
Net realized gain	174,519
Net change in unrealized appreciation/depreciation on:
Investments	2,069,772
Securities sold short	(4,767)
Foreign currency translations	10
Net change in unrealized appreciation/depreciation	2,065,015
Net realized and unrealized gain on investments, securities sold short
and foreign currency	2,239,534

Net Increase in Net Assets from Operations	$2,407,599

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2013	For the Period March 30, 2012* through December 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$168,065	$106,722
Net realized gain (loss) on investments, securities sold short
and foreign currency transactions	174,519	(2,702)
Net change in unrealized appreciation/depreciation on investments,
securities sold short and foreign currency translations	2,065,015	217,503
Net increase in net assets resulting from operations	2,407,599	321,523

Distributions to Shareholders:
From net investment income	(282,093)	(124,660)
From net realized gains	(136,180)	-
Total distributions to shareholders	(418,273)	(124,660)

Capital Transactions:
Class I:
Net proceeds from shares sold	1,308,120	11,741,894
Reinvestment of distributions	418,273	124,184
Cost of shares redeemed1	(670,750)	(60)
Net increase in net assets from capital transactions	1,055,643	11,866,018

Total increase in net assets	3,044,969	12,062,881

Net Assets:
Beginning of period	12,062,881	-
End of period	$15,107,850	$12,062,881

Accumulated net investment loss	$(116,369)	$(13,010)

Capital Share Transactions:
Class I:
Shares sold	125,517	1,183,119
Shares reinvested	36,755	12,259
Shares redeemed	(60,221)	(6)
Net increase in capital share transactions	102,051	1,195,372

*	Commencement of operations.
1	Net of redemption fee proceeds of $115 and $0, respectively.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2013		For the Period March 30, 2012* through December 31, 2012
Net asset value, beginning of period	$10.09		$10.00
Income from Investment Operations:
Net investment income1	0.13		0.09
Net realized and unrealized gain on investments	1.75		0.11
Total from investment operations	1.88		0.20

Less Distributions:
From net investment income	(0.22)		(0.11)
From net realized gain	(0.11)		-
Total distributions	(0.33)		(0.11)

Redemption fee proceeds	-	2	-

Net asset value, end of period	$11.64		$10.09

Total return3	18.72%		1.95%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,108		$12,063

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.51%		3.23%	5
After fees waived and expenses absorbed	0.87%		0.90%	5
Ratio of expenses to average net assets (excluding
dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.49%		3.18%	5
After fees waived and expenses absorbed	0.85%	6	0.85%	5,6

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.44)%		(1.04)%	5
After fees waived and expenses absorbed	1.20%		1.29%	5
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.42)%		(0.99)%	5
After fees waived and expenses absorbed	1.22%		1.34%	5
Portfolio turnover rate	24%		32%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.
6
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) do not exceed 1.25% of average daily net assets of the Fund. The advisor agreed to  voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A,  expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as  litigation) above 0.85% through March 31, 2014.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2013

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund. The Fund seeks to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Aristotle/Saul Global Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

The Fund incurred offering costs of approximately $40,430, which were amortized over a one-year period from March 30, 2012 (commencement of operations).

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At December 31, 2013, the Fund did not have any forward contracts outstanding.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Aristotle/Saul Global Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.25% of the Fund’s average daily net assets until April 30, 2014. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred.

The Fund’s Advisor also agreed to voluntarily waive a portion of its fees and/or absorb other expenses above 0.85% of the average daily net assets of Class I shares of the Fund through March 31, 2014. The Advisor will not seek reimbursement of any advisory fees waived and expenses absorbed during such period. For the year ended December 31, 2013, the Advisor waived all of its advisory fees and absorbed other expenses totaling $229,642.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the year ended December 31, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2013, are reported on the Statement of Operations.

Aristotle/Saul Global Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

Note 4 – Federal Income Taxes
At December 31, 2013, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,951,839

Gross unrealized appreciation	$2,379,202
Gross unrealized depreciation	(228,334)

Net unrealized appreciation on investments	$2,150,868

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and passive foreign investment companies (“PFICS”).

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2013, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ 337	$ 10,669	$ (11,006)

As of December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,265
Undistributed long-term capital gains	29,656
Tax accumulated earnings	44,921

Accumulated earnings	-
Unrealized appreciation on investments	2,150,868
Unrealized appreciation on foreign currency	10
Total accumulated earnings	$2,195,799

The tax character of the distribution paid during the fiscal years ended December 31, 2013, and December 31, 2012 were as follows:

Distributions paid from:	2013	2012
Ordinary income	$282,093	$124,660
Net long-term capital gains	136,180	-
Total distributions paid	$418,273	$124,660

Aristotle/Saul Global Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended December 31, 2013 the Fund received $115 in redemption fees.

Note 6 – Investment Transactions
For the year ended December 31, 2013, purchases and sales of investments, excluding short-term investments, were $3,683,923 and $2,951,304, respectively.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s assets carried at fair value:

Aristotle/Saul Global Opportunities Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$10,105,969	$2,751,473	$-	$12,857,442
Corporate Bonds	-	686,751	-	686,751
Rights	1,985	-	-	1,985
Short-Term Investments	1,556,529	-	-	1,556,529
Total Assets	$11,664,483	$3,438,224	$-	$15,102,707

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.  The Fund transferred $2,751,473 out of Level 1 into Level 2 due to certain foreign markets being closed.

Note 9 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 10 – Results of Shareholder Meeting (Unaudited)
On February 14, 2013, shareholders of the Fund approved the reappointment of Aristotle Capital Management, LLC as investment adviser to the Fund.  The percentage of shares outstanding and entitled to vote that were present by proxy were 80.46%.  The numbers of shares voted were as follows:

For	Against	Abstain	Total
1,019,530	-	-	1,019,530

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust
And the Shareholders of Aristotle/Saul Global Opportunities Fund

We have audited the accompanying statement of assets and liabilities of the Aristotle/Saul Global Opportunities Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period March 30, 2012 (commencement of operations) to December 31, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aristotle/Saul Global Opportunities Fund as of December 31, 2013, and the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and for the period March 30, 2012 to December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 28, 2014

Aristotle/Saul Global Opportunities Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Capital Gain Designation
For Federal income tax purposes, the Aristotle/Saul Global Opportunities Fund designates long-term capital gain dividends of $136,180 for the year ended December 31, 2013.

Corporate Dividends Received Deduction
For the period ended December 31, 2013, 37.01% of the dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders of the Aristotle/Saul Global Opportunities Fund.

Qualified Dividend Income
Pursuant to section 854 of the Internal Revenue Code of 1986, the Aristotle/Saul Global Opportunities Fund designates income dividends of 93.98%, as qualified dividend income paid during the period ended December 31, 2013.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 661-6691 or on the Fund’s website at www.aristotlefunds.com. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	71	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	71	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Interim CEO, Unified Fund Services (now Huntington), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus-NICSA.	71	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organization (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	71	Investment Managers Series Trust II, a registered investment company

Aristotle/Saul Global Opportunities Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	71	Investment Managers Series Trust II, a registered investment company
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Maureen Quill a (born 1963) Vice President	Since December 2013	Executive Vice President, UMB Fund Services, Inc. (1996 – present).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a. Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Aristotle/Saul Global Opportunities Fund
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/1/13 to 12/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/13	12/31/13	7/1/13 - 12/31/13
Actual Performance	$ 1,000.00	$ 1,134.40	$ 4.58
Hypothetical (5% annual return before expenses)	1,000.00	1,020.91	4.34

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Aristotle/Saul Global Opportunities Fund
a series of the Investment Managers Series Trust

Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Opportunities Fund – Class I	ARSOX	461 418 287

Privacy Principles of the Aristotle/Saul Global Opportunities Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle/Saul Global Opportunities Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 661-6691, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at  www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended December 31, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 661-6691. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Aristotle/Saul Global Opportunities Fund
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (888) 661-6691

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-661-6691.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$14,250	13,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2013	FYE 12/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date:	03/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date:	03/10/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	03/10/14